SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of outstanding, begining balance	524,000	668,000	668,000	533,000
Weighted exercise price per share, beginning balance	$ 0.44	$ 0.55	$ 0.55	$ 0.71
Number of outstanding, granted				135,000
Weighted exercise price per share, granted				$ 0.20
Number of outstanding, exercised
Weighted exercise price per share, exercised
Number of outstanding, forfeited/cancelled	96,000	48,000	144,000
Weighted exercise price per share, forfeited/cancelled	$ 0.01	$ 1.20
Number of outstanding, forfeited/cancelled	(96,000)	(48,000)	(144,000)
Weighted exercise price per share, forfeited/cancelled			$ 0.81
Number of outstanding, ending balance	428,000	620,000	524,000	668,000
Weighted exercise price per share, ending balance	$ 0.52	$ 0.50	$ 0.44	$ 0.55
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per share, beginning balance	0.001	0.001	0.001	$ 0.001
Exercise Price per share, granted				0.001
Exercise Price per share, forfeited	0.001	1.09	0.31
Exercise Price per share,ending balance	0.001	0.001	0.001	$ 0.001
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per share, beginning balance	0.95	1.21	1.21	$ 1.21
Exercise Price per share, granted				0.20
Exercise Price per share, forfeited	0.20	1.21	1.21
Exercise Price per share,ending balance	$ 0.95	$ 1.21	$ 0.95	$ 1.21